Income taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income taxes
Schedule of income tax expense
($ in millions)
2020

2019

2018

Current taxes

776 855 686
Deferred taxes

(280) (83) (142)
Income tax expense allocated to continuing operations 496 772 544
Income tax expense allocated to discontinued operations 322 167 228

Effective tax rate for the year
($ in millions, except % data) 2020 2019 2018
Income from continuing operations before

income taxes
841 1,862 2,119
Weighted-average global

tax rate
22.9% 18.3% 22.2%
Income taxes at weighted-average tax rate

193 341 470
Items taxed at rates other than the weighted-average

tax rate

3 (7) (43)
Unrecognized tax benefits (38) 133 (22)
Changes in valuation allowance, net

29 198 41
Effects of changes in tax laws and (enacted) tax

rates

23 63 1
Non-deductible expenses (including impairment of goodwill) 232 44 86
Other, net

54 — 11
Income tax expense from continuing operations 496 772 544
Effective tax rate for the year 59.0% 41.5% 25.7%

Components of deferred income tax assets and liabilities from continued operations
December 31,
($ in millions) 2020 2019
Deferred tax assets:
Unused tax losses and credits

758 507
Provisions and other accrued liabilities

750 650
Other current assets including receivables 114 121
Pension

413 592
Inventories

370 463
Intangible assets 873 972
Other

76 179
Total

gross deferred tax asset
3,354 3,484
Valuation

allowance

(1,518) (1,632)
Total

gross deferred tax asset, net of valuation

allowance
1,836 1,852
Deferred tax liabilities:
Property, plant and

equipment

(275) (244)
Intangible assets (419) (483)
Other assets (65) (161)
Pension (223) (214)
Other liabilities

(310) (359)
Inventories

(29) (39)
Unremitted earnings of subsidiaries (333) (353)
Total

gross deferred tax liability
(1,654) (1,853)
Net deferred tax asset (liability ) 182 (1)
Included in:
“Deferred taxes”—non-current assets 843 910
“Deferred taxes”—non-current liabilities (661) (911)
Net deferred tax asset (liability) 182 (1)

Unrecognized tax benefits
Penalties and
interest
related to
Unrecognized unrecognized
($ in millions) tax benefits tax benefits Total
Classification as unrecognized tax items on January

1, 2018
1,025 242 1,267
Net change due to acquisitions and divestments

8 — 8
Increase relating to prior year tax positions

35 37 72
Decrease relating to prior year tax positions

(99) 14 (85)
Increase relating to current year tax positions

126 5 131
Decrease due to settlements with tax authorities

(44) (17) (61)
Decrease as a result of the applicable statute of limitations

(66) (31) (97)
Exchange rate differences

(24) (11) (35)
Balance at December 31, 2018, which would, if recognized,

affect
the effective tax rate 961 239 1,200
Net change due to acquisitions and divestments

11 7 18
Increase relating to prior year tax positions

202 85 287
Decrease relating to prior year tax positions

(82) (63) (145)
Increase relating to current year tax positions

163 6 169
Decrease due to settlements with tax authorities

(57) (8) (65)
Decrease as a result of the applicable statute of limitations

(83) (28) (111)
Exchange rate differences

(9) (5) (14)
Balance at December 31, 2019, which would, if recognized,

affect
the effective tax rate 1,106 233 1,339
Net change due to acquisitions and divestments

1 — 1
Increase relating to prior year tax positions

298 96 394
Decrease relating to prior year tax positions

(161) (57) (218)
Increase relating to current year tax positions

390 5 395
Decrease due to settlements with tax authorities

(340) (75) (415)
Decrease as a result of the applicable statute of limitations

(59) (16) (75)
Exchange rate differences

63 6 69
Balance at December 31, 2020, which would, if recognized,

affect
the effective tax rate 1,298 192 1,490

Open tax years subject to examination	Region Year Europe 2015 United States 2017 Rest of Americas 2015 China 2011 Rest of Asia, Middle East and Africa 2011